Assets Held For Sale	12 Months Ended
Mar. 31, 2015
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Disposal Groups Including Discontinued Operations Disclosure TextBlock

16. Assets Held For Sale

On March 19, 2015, the Company entered into an asset purchase agreement to sell the Company’s Modesto, California fruit processing facility and its related business to Pacific Coast Producers.  On May 26, 2015, both companies received a Request for Additional Information and Documentary Material from the Department of Justice which would extend the waiting period under the Hart-Scott-Rodino Act of 1976.  In light of the delay associated with this request relative to the upcoming production season, both companies agreed to terminate the asset purchase agreement. On May 28, 2015, the Company and Pacific Coast Producers jointly terminated the Asset Purchase Agreement related to this proposed sale of the Company’s Modesto, California fruit processing facility and related business to Pacific Coast Producers. In conjunction with this potential sale, the assets held for sale at March 31, 2015, primarily inventories and property, plant and equipment, represented 11.3% of total assets on the Consolidated Balance Sheet.